Acquisitions - Other (Details) - USD ($) $ in Thousands				2 Months Ended	10 Months Ended
	Feb. 28, 2023	Nov. 14, 2022	Feb. 28, 2020	Dec. 31, 2022	Dec. 31, 2020	Mar. 31, 2023	Aug. 26, 2022	Dec. 31, 2021	Dec. 31, 2019
Business Acquisition
Revenue of acquiree				$ 1,500
Operating loss of acquiree				500
Goodwill				$ 113,999	$ 97,053	$ 116,090	$ 0	$ 97,053	$ 14,616
S&D Acquisition
Business Acquisition
Business acquisition ownership, percentage			100.00%
Revenue of acquiree					349,200
Operating loss of acquiree					1,300
Acquisition, restructuring and integration costs,					14,300
Impairment charges, inventory write-offs and losses on disposal of property, plant and equipment					$ 95,000
Cash consideration			$ 401,619
Goodwill			159,320
S&D Acquisition | Delayed Draw Term Loan Facility
Business Acquisition
Proceeds from debt			240,000
S&D Acquisition | Asset-based lending facility
Business Acquisition
Proceeds from debt			$ 25,000
Bixby Roasting Co.
Business Acquisition
Shares of common stock issued by Company	39,778
Net assets acquired	$ 700
Cash consideration	2,600
Cash consideration.	2,200
Goodwill	$ 1,900
Kohana Coffee, LLC
Business Acquisition
Business acquisition ownership, percentage		100.00%
Shares of common stock issued by Company		1,852,608
Cash consideration		$ 39,117
Cash consideration.		15,682
Goodwill		$ 17,089				$ 100